UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03851

Nicholas II, Inc.

(Exact Name of Registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)          (Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 09/30/2011

Date of reporting period: 03/31/2011

Item 1. Report to Stockholders.

                                 SEMIANNUAL REPORT

                                   March 31, 2011

                                 NICHOLAS II, INC.
                               700 North Water Street
                             Milwaukee, Wisconsin 53202
                               www.nicholasfunds.com

May 2011

Dear Fellow Shareholders:

Equity markets have rebounded strongly off the lows reached during the financial crisis of 2008-2009. Although national unemployment remains high and the pace of economic expansion is more sluggish than what is typical following a deep recession, most companies are doing quite well. Corporate profits have tended to rebound strongly, balance sheets of most public companies performed well, and margins are near all-time highs. The Federal Reserve also is maintaining a very accommodating position of low interest rates and monetary stimulus. For the six-month period ending March 31, 2011, Nicholas II Class I returned 19.37% compared to the S and P 500 Index of 17.32%.

Returns for Nicholas II, Inc. Class I and Class N and selected indices are provided in the chart below for the periods ended March 31, 2011.

		Average Annual Total Returns
	6 Month	1 Year	3 Year	5 Year	10 Year
Nicholas II, Inc. - Class I	19.37%	22.16%	7.69%	4.70%	6.58%
Nicholas II, Inc. - Class N (linked to Class I)	19.20%	21.75%	7.36%	4.35%	6.36%
Russell Midcap Growth Index	22.96%	26.60%	7.63%	4.93%	6.94%
Russell 2000 Index	25.48%	25.79%	8.57%	3.35%	7.87%
Morningstar Mid-Cap Growth Category	22.68%	25.86%	6.68%	4.32%	5.91%
Standard and Poor's 500 Index	17.32%	15.65%	2.36%	2.62%	3.29%
Ending value of $10,000 invested in Nicholas II, Inc. - Class I	$11,937	$12,216	$12,489	$12,580	$18,908
Ending value of $10,000 invested in Nicholas II, Inc. - Class N (linked to Class I)	$11,920	$12,175	$12,376	$12,374	$18,530
Fund's Class I Expense Ratio (from 01/31/11 Prospectus): 0.68%
Fund's Class N Expense Ratio (from 04/30/11 Prospectus): 1.00%

The Fund's expense ratios for the period ended March 31, 2011 can be found in the financial highlights included within this report.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

The Fund's returns are reduced by expenses, while the market indices are not. The ending values above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

Class N of the Fund commenced operations on February 28, 2005. The annual returns shown for the Class I shares for this Fund would be substantially similar to the Class N because both classes of shares are invested in the same portfolio of securities. Annual returns will generally differ only to the extent that the classes do not have the same expenses. Specifically, the performance shown for the Class I shares does not reflect the 0.25% 12b-1 fee or 0.10% servicing fee that is charged to Class N shares.

During the first six months of the Fund's fiscal year, small- and mid-capitalization stocks outperformed large-caps, which is typical coming out of recessions. Also, low quality stocks that were hit hard during the recession tend to rebound more. Finally, commodity oriented securities perform well when commodity prices rise as they have through the report period end. Our investment philosophy focuses on high quality, less cyclical companies which tend to do better in the later part of an economic cycle. That being said, we were pleased with the performance of the Fund during this period of recovery.

The Fund's performance for the semiannual period was driven by stock selection in the information technology and consumer discretionary sectors where fundamentals were strong. Performance was also strong in the industrial and energy sectors as the economic recovery drove strong demand. The healthcare sector was a detractor from performance due to concerns about the new healthcare law, high unemployment, and insurance companies conscious efforts to hold down costs of medical procedures. The Fund's underperformance for the one-year period ended March 31, 2011 as compared to the mid-cap indices, stems from underweighting in the energy and material sectors which were good performers due to the aforementioned increase in commodity prices.

Currently, the portfolio is well diversified with approximately 23% in technology, 21% consumer related, 17% industrials, 14% healthcare, 11% financials, and about 4 % in both the energy and materials sectors.

Looking forward, stocks, in particular small- and mid-size company stocks, have had big recoveries off the lows of 2008 leaving valuations at more normal levels. The economy has started to recover, albeit at a tepid pace due to slow hiring and slow-to-recover housing markets. We think this type of economy will be in place for quite a while. As always, we remain focused on owning companies that have solid balance sheets and good outlooks for growth. We believe that fundamental research and stock selection will be critical to investment success in this current environment.

Thank you for your continued support.

/s/ David O. Nicholas

David O. Nicholas

Portfolio Manager

The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Diversification does not assure a profit or protect against a loss in a declining market.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Standard and Poor's 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index. Each Morningstar Category average represents a universe of Funds with similar investment objectives.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (05/11)

Financial Highlights Class I (NCTWX)
For a share outstanding throughout each period
---------------------------------------------------------------------------------------------------
                                 Six Months               Years Ended September 30,
                              Ended 03/31/2011  --------------------------------------------------
                                 (unaudited)     2010       2009       2008       2007       2006
                              ----------------  ------     ------     ------     ------     ------
NET ASSET VALUE,
 BEGINNING OF PERIOD .........     $19.31       $17.02     $19.15     $25.18     $23.11     $23.50
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income(1) ..        .05          .08        .11        .10        .08        .04
   Net gain (loss) on
    securities (realized and
    unrealized) ..............       3.66         2.31      (1.01)     (3.46)      3.10       1.73
                                   ------       ------     ------     ------     ------     ------
      Total from investment
       operations ............       3.71         2.39       (.90)     (3.36)      3.18       1.77
                                   ------       ------     ------     ------     ------     ------
   LESS DISTRIBUTIONS
   From net investment income        (.09)        (.10)      (.11)      (.10)      (.06)      (.01)
   From net capital gain .....       (.38)          --      (1.12)     (2.57)     (1.05)     (2.15)
                                   ------       ------     ------     ------     ------     ------
      Total distributions ....       (.47)        (.10)     (1.23)     (2.67)     (1.11)     (2.16)
                                   ------       ------     ------     ------     ------     ------
NET ASSET VALUE, END
 OF PERIOD ...................     $22.55       $19.31     $17.02     $19.15     $25.18     $23.11
                                   ------       ------     ------     ------     ------     ------
                                   ------       ------     ------     ------     ------     ------

TOTAL RETURN .................     19.37%(2)    14.06%    (2.86)%   (14.65)%     14.19%      7.85%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ...........     $490.5       $418.0     $384.7     $421.8     $539.9     $536.8
Ratio of expenses to
 average net assets ..........       .65%(3)      .68%       .72%       .67%       .66%       .67%
Ratio of net investment
 income to average net assets        .48%(3)      .44%       .78%       .44%       .34%       .19%
Portfolio turnover rate ......     13.37%(3)    28.67%     32.86%     27.48%     19.56%     16.90%
 (1) Computed based on average shares outstanding.
 (2) Not annualized.
 (3) Annualized.

        The accompanying notes to financial statements are an integral part of these highlights.

Financial Highlights Class N (NNTWX)
For a share outstanding throughout each period
---------------------------------------------------------------------------------------------------
                                 Six Months               Years Ended September 30,
                              Ended 03/31/2011  --------------------------------------------------
                                 (unaudited)     2010       2009       2008       2007       2006
                              ----------------  ------     ------     ------     ------     ------
NET ASSET VALUE,
 BEGINNING OF PERIOD .........     $19.11       $16.87     $19.04     $25.03     $23.00     $23.45
   INCOME (LOSS) FROM
    INVESTMENT OPERATIONS
   Net investment income
    (loss)(1) ................        .01          .02        .07        .03        .00(2)    (.03)
   Net gain (loss) on
    securities (realized and
    unrealized) ..............       3.62         2.29      (1.02)     (3.44)      3.08       1.71
                                   ------       ------     ------     ------     ------     ------
      Total from investment
       operations ............       3.63         2.31       (.95)     (3.41)      3.08       1.68
                                   ------       ------     ------     ------     ------     ------
   LESS DISTRIBUTIONS
   From net investment income        (.05)        (.07)      (.10)      (.01)        --         --
   From net capital gain .....       (.38)          --      (1.12)     (2.57)     (1.05)     (2.13)
                                   ------       ------     ------     ------     ------     ------
      Total distributions ....       (.43)        (.07)     (1.22)     (2.58)     (1.05)     (2.13)
                                   ------       ------     ------     ------     ------     ------
NET ASSET VALUE, END
 OF PERIOD ...................     $22.31       $19.11     $16.87     $19.04     $25.03     $23.00
                                   ------       ------     ------     ------     ------     ------
                                   ------       ------     ------     ------     ------     ------

TOTAL RETURN .................     19.20%(3)    13.70%    (3.17)%   (14.92)%     13.77%      7.49%

SUPPLEMENTAL DATA:
Net assets, end of
 period (millions) ...........     $132.0        $44.1      $31.9       $1.8       $0.8       $0.8
Ratio of expenses to
 average net assets ..........      1.00%(4)     1.00%       .98%      1.02%      1.01%      1.02%
Ratio of net investment
 income to average net assets        .13%(4)      .12%       .48%       .09%     (.01)%     (.16)%
Portfolio turnover rate ......     13.37%(4)    28.67%     32.86%     27.48%     19.56%     16.90%
 (1) Computed based on average shares outstanding.
 (2) The amount rounds to $0.00.
 (3) Not annualized.
 (4) Annualized.

        The accompanying notes to financial statements are an integral part of these highlights.

-------------------------------------------------------------------------------
Top Ten Equity Portfolio Holdings
March 31, 2011 (unaudited)
-------------------------------------------------------------------------------
                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        IDEX Corporation .......................................     1.67%
        IHS Inc. - Class A .....................................     1.57%
        Altera Corporation .....................................     1.52%
        AMETEK, Inc. ...........................................     1.48%
        Raymond James Financial, Inc. ..........................     1.41%
        Willis Group Holdings PLC ..............................     1.41%
        Microchip Technology Incorporated ......................     1.40%
        Fiserv, Inc. ...........................................     1.37%
        Teradata Corporation ...................................     1.34%
        Fastenal Company .......................................     1.33%
                                                                    ------
        Total of top ten .......................................    14.50%
                                                                    ------
                                                                    ------

-------------------------------------------------------------------------------
Sector Diversification (as a percentage of portfolio)
March 31, 2011 (unaudited)
-------------------------------------------------------------------------------
        BAR CHART PLOT POINTS
        Information Technology ....................................    23.37%
        Consumer Discretionary ....................................    18.24%
        Industrials ...............................................    16.96%
        Health Care ...............................................    13.67%
        Financials ................................................    11.17%
        Energy ....................................................     5.56%
        Short-Term Investments ....................................     4.47%
        Materials .................................................     3.33%
        Consumer Staples ..........................................     3.23%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended March 31, 2011 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.
The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.
The first line of the table below for each share class of the Fund provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class of the Fund and an assumed rate of return of 5% per year before expenses, which are not the Fund's actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.
Class I
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       09/30/10         03/31/11       10/01/10 - 03/31/11
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,193.70              $3.55
        Hypothetical   1,000.00          1,021.76               3.28
        (5% return before expenses)
        * Expenses are equal to the Class I six-month annualized expense ratio of 0.65%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Class N
                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period**
                       09/30/10         03/31/11       10/01/10 - 03/31/11
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,192.00              $5.46
        Hypothetical   1,000.00          1,020.01               5.04
        (5% return before expenses)
        ** Expenses are equal to the Class N six-month annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182 then divided by 365 to reflect the one-half year period.

Schedule of Investments
March 31, 2011 (unaudited)
----------------------------------------------------------------------------------------------------
   Shares or
   Principal
    Amount                                                                                  Value
  ----------                                                                            ------------
  COMMON STOCKS -- 95.77%
               Consumer Discretionary - Automobiles & Components -- 1.14%
     235,000   Gentex Corporation                                                       $  7,108,750
                                                                                        ------------
               Consumer Discretionary - Durables & Apparel -- 3.33%
     190,000   Jarden Corporation                                                          6,758,300
     325,000   Newell Rubbermaid, Inc.                                                     6,217,250
     130,000   Tupperware Brands Corporation                                               7,762,300
                                                                                        ------------
                                                                                          20,737,850
                                                                                        ------------
               Consumer Discretionary - Media -- 0.75%
     100,000   DIRECTV - Class A *                                                         4,680,000
                                                                                        ------------
               Consumer Discretionary - Retailing -- 9.16%
     300,000   Aaron's, Inc.                                                               7,608,000
     165,000   CarMax, Inc. *                                                              5,296,500
     125,000   Guess?, Inc.                                                                4,918,750
     112,100   Kohl's Corporation                                                          5,945,784
     330,000   LKQ Corporation *                                                           7,953,000
      95,000   Nordstrom, Inc.                                                             4,263,600
     115,000   O'Reilly Automotive, Inc. *                                                 6,607,900
     170,000   PetSmart, Inc.                                                              6,961,500
     150,000   TJX Companies, Inc. (The)                                                   7,459,500
                                                                                        ------------
                                                                                          57,014,534
                                                                                        ------------
               Consumer Discretionary - Services -- 3.90%
     155,000   Darden Restaurants, Inc.                                                    7,615,150
     290,000   InterContinental Hotels Group PLC                                           6,011,700
      60,000   Starwood Hotels & Resorts Worldwide, Inc.                                   3,487,200
     140,000   Yum! Brands, Inc.                                                           7,193,200
                                                                                        ------------
                                                                                          24,307,250
                                                                                        ------------
               Consumer Staples - Food, Beverage & Tobacco -- 3.24%
     230,000   Hormel Foods Corporation                                                    6,403,200
     130,000   McCormick & Company, Inc.                                                   6,217,900
     110,000   Ralcorp Holdings, Inc. *                                                    7,527,300
                                                                                        ------------
                                                                                          20,148,400
                                                                                        ------------
               Energy -- 5.57%
      55,000   Cameron International Corporation *                                         3,140,500
      35,000   Concho Resources Inc. *                                                     3,755,500
     100,000   Continental Resources, Inc. *                                               7,147,000
     102,535   Kinder Morgan Management, LLC *                                             6,725,260
     130,000   Petrohawk Energy Corporation *                                              3,190,200
      50,000   Range Resources Corporation                                                 2,923,000
     215,000   Weatherford International Ltd. *                                            4,859,000
      40,000   Whiting Petroleum Corporation *                                             2,938,000
                                                                                        ------------
                                                                                          34,678,460
                                                                                        ------------
               Financials - Banks -- 1.82%
     100,000   Comerica Incorporated                                                       3,672,000
     102,637   Commerce Bancshares, Inc.                                                   4,150,640
      60,000   Cullen/Frost Bankers, Inc.                                                  3,541,200
                                                                                        ------------
                                                                                          11,363,840
                                                                                        ------------
               Financials - Diversified -- 5.50%
      67,500   Affiliated Managers Group, Inc. *                                           7,382,475
     185,000   Eaton Vance Corp.                                                           5,964,400
     175,000   MSCI Inc. *                                                                 6,443,500
     230,000   Raymond James Financial, Inc.                                               8,795,200
      85,000   T. Rowe Price Group, Inc.                                                   5,645,700
                                                                                        ------------
                                                                                          34,231,275
                                                                                        ------------
               Financials - Insurance -- 3.32%
     230,000   Brown & Brown, Inc.                                                         5,934,000
     200,000   Marsh & McLennan Companies, Inc.                                            5,962,000
     217,000   Willis Group Holdings PLC                                                   8,758,120
                                                                                        ------------
                                                                                          20,654,120
                                                                                        ------------
               Financials - Real Estate -- 0.56%
      60,000   Digital Realty Trust, Inc.                                                  3,488,400
                                                                                        ------------
               Health Care - Equipment & Services -- 6.99%
     372,000   Allscripts Healthcare Solutions, Inc. *                                     7,808,280
      25,000   Cerner Corporation *                                                        2,780,000
     205,000   DENTSPLY International Inc.                                                 7,582,950
      80,000   IDEXX Laboratories, Inc. *                                                  6,177,600
     170,000   ResMed Inc. *                                                               5,100,000
     125,000   St. Jude Medical, Inc.                                                      6,407,500
     305,000   VCA Antech, Inc. *                                                          7,679,900
                                                                                        ------------
                                                                                          43,536,230
                                                                                        ------------
               Health Care - Pharmaceuticals, Biotechnology
                & Life Sciences -- 6.71%
      85,000   Allergan, Inc.                                                              6,036,700
     115,000   Covance Inc. *                                                              6,292,800
     190,000   Gilead Sciences, Inc. *                                                     8,063,600
      47,500   Mettler-Toledo International Inc. *                                         8,170,000
     115,000   Teva Pharmaceutical Industries Ltd.                                         5,769,550
     133,920   Thermo Fisher Scientific Inc. *                                             7,439,256
                                                                                        ------------
                                                                                          41,771,906
                                                                                        ------------
               Industrials - Capital Goods -- 8.91%
     250,000   AECOM Technology Corporation *                                              6,932,500
     210,000   AMETEK, Inc.                                                                9,212,700
     128,000   Fastenal Company                                                            8,298,240
     237,500   IDEX Corporation                                                           10,366,875
     165,000   Pentair, Inc.                                                               6,235,350
     105,000   Snap-on Incorporated                                                        6,306,300
     120,000   Westinghouse Air Brake Technologies Corporation                             8,139,600
                                                                                        ------------
                                                                                          55,491,565
                                                                                        ------------
               Industrials - Commercial & Professional Services -- 3.86%
     110,000   IHS Inc. - Class A *                                                        9,762,500
     115,000   Manpower Inc.                                                               7,231,200
     250,000   Ritchie Bros. Auctioneers Incorporated                                      7,037,500
                                                                                        ------------
                                                                                          24,031,200
                                                                                        ------------
               Industrials - Transportation -- 4.23%
      80,000   C.H. Robinson Worldwide, Inc.                                               5,930,400
     143,000   Expeditors International of Washington, Inc.                                7,170,020
     150,000   Landstar System, Inc.                                                       6,852,000
     315,000   UTi Worldwide Inc.                                                          6,375,600
                                                                                        ------------
                                                                                          26,328,020
                                                                                        ------------
               Information Technology - Hardware & Equipment -- 6.23%
     185,000   FLIR Systems, Inc.                                                          6,402,850
     125,000   Harris Corporation                                                          6,200,000
     170,000   Juniper Networks, Inc. *                                                    7,153,600
     340,000   Molex Incorporated - Class A                                                7,034,600
     300,000   QLogic Corporation *                                                        5,565,000
     163,750   Zebra Technologies Corporation - Class A *                                  6,425,550
                                                                                        ------------
                                                                                          38,781,600
                                                                                        ------------
               Information Technology - Semiconductors &
                Semiconductor Equipment -- 6.12%
     215,000   Altera Corporation                                                          9,464,300
     195,000   Avago Technologies Limited                                                  6,064,500
     150,000   Linear Technology Corporation                                               5,044,500
     228,750   Microchip Technology Incorporated                                           8,694,788
     140,000   Skyworks Solutions, Inc. *                                                  4,538,800
     130,000   Xilinx, Inc.                                                                4,264,000
                                                                                        ------------
                                                                                          38,070,888
                                                                                        ------------
               Information Technology - Software & Services -- 11.09%
     135,000   Accenture plc - Class A                                                     7,420,950
     140,000   Akamai Technologies, Inc. *                                                 5,320,000
     110,000   ANSYS, Inc. *                                                               5,960,900
     135,000   BMC Software, Inc. *                                                        6,714,900
     290,000   Broadridge Financial Solutions, Inc.                                        6,580,100
     209,499   Fidelity National Information Services, Inc.                                6,848,522
     135,937   Fiserv, Inc. *                                                              8,525,969
      26,000   MasterCard Incorporated - Class A                                           6,544,720
     215,000   Paychex, Inc.                                                               6,742,400
     165,000   Teradata Corporation *                                                      8,365,500
                                                                                        ------------
                                                                                          69,023,961
                                                                                        ------------
               Materials -- 3.34%
      35,000   Air Products and Chemicals, Inc.                                            3,156,300
      50,000   Airgas, Inc.                                                                3,321,000
     241,400   Bemis Company, Inc.                                                         7,920,334
     125,000   Ecolab Inc.                                                                 6,377,500
                                                                                        ------------
                                                                                          20,775,134
                                                                                        ------------
                  TOTAL COMMON STOCKS
                   (cost $379,589,327)                                                   596,223,383
                                                                                        ------------
 SHORT-TERM INVESTMENTS -- 4.48%
               Commercial Paper -- 4.23%
  $1,500,000   Sara Lee Corporation 04/01/11, 0.28%                                        1,500,000
     975,000   General Mills, Inc. 04/04/11, 0.25%                                           974,980
     800,000   Integrys Energy Group, Inc. 04/04/11, 0.28%                                   799,981
   2,000,000   Prudential Financial, Inc. 04/04/11, 0.25%                                  1,999,958
   1,525,000   BMW US Capital, LLC 04/05/11, 0.33%                                         1,524,944
   1,000,000   UnitedHealth Group Incorporated 04/05/11, 0.35%                               999,961
   2,000,000   Hitachi Capital America Corp. 04/06/11, 0.32%                               1,999,911
     875,000   Sherwin-Williams Company (The) 04/06/11, 0.23%                                874,972
   1,470,000   Clorox Company (The) 04/07/11, 0.30%                                        1,469,926
   1,000,000   Sara Lee Corporation 04/08/11, 0.28%                                          999,946
     800,000   UnitedHealth Group Incorporated 04/08/11, 0.35%                               799,946
   1,125,000   Clorox Company (The) 04/11/11, 0.30%                                        1,124,906
     400,000   Sara Lee Corporation 04/11/11, 0.30%                                          399,967
     600,000   Clorox Company (The) 04/12/11, 0.31%                                          599,943
   1,000,000   Prudential Financial, Inc. 04/13/11, 0.28%                                    999,907
   1,225,000   Prudential Financial, Inc. 04/14/11, 0.28%                                  1,224,876
   1,000,000   BMW US Capital, LLC 04/15/11, 0.33%                                           999,872
   1,400,000   Sara Lee Corporation 04/15/11, 0.28%                                        1,399,847
   1,000,000   Clorox Company (The) 04/20/11, 0.30%                                          999,842
     875,000   Prudential Financial, Inc. 04/20/11, 0.28%                                    874,871
   1,550,000   Bemis Company, Inc. 04/21/11, 0.31%                                         1,549,733
     975,000   H.J. Heinz Finance Company 04/26/11, 0.28%                                    974,810
   1,250,000   Kellogg Company 04/29/11, 0.25%                                             1,249,757
                                                                                        ------------
                                                                                          26,342,856
                                                                                        ------------
               Variable Rate Security -- 0.25%
   1,525,300   American Family Financial Services, Inc. 04/01/11, 0.10%(1)                 1,525,300
                                                                                        ------------
                  TOTAL SHORT-TERM INVESTMENTS
                   (cost $27,868,156)                                                     27,868,156
                                                                                        ------------
                  TOTAL INVESTMENTS
                   (cost $407,457,483) -- 100.25%                                        624,091,539
                                                                                        ------------
               LIABILITIES, NET OF OTHER ASSETS -- (0.25)%                                (1,558,256)
                                                                                        ------------
                  TOTAL NET ASSETS
                   (basis of percentages disclosed above) -- 100%                       $622,533,283
                                                                                        ------------
                                                                                        ------------

* Non-income producing security.
(1) Subject to a demand feature as defined by the Securities and Exchange Commission.

         The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
March 31, 2011 (unaudited)
-------------------------------------------------------------------------------
ASSETS
    Investments in securities at value (cost $407,457,483) ....   $624,091,539
                                                                  ------------
    Receivables -
         Dividend and interest ................................        484,712
         Capital stock subscription ...........................        261,741
                                                                  ------------
              Total receivables ...............................        746,453
                                                                  ------------
    Other .....................................................         68,207
                                                                  ------------
              Total assets ....................................    624,906,199
                                                                  ------------
LIABILITIES
    Payables -
         Investment securities purchased ......................      1,931,401
         Due to adviser -
              Management fee ..................................        272,358
              Accounting and administrative fee ...............         12,875
                                                                  ------------
                                                                       285,233
                                                                  ------------
         12b-1 and servicing fee ..............................         55,966
         Other payables and accrued expense ...................        100,316
                                                                  ------------
              Total liabilities ...............................      2,372,916
                                                                  ------------
              Total net assets ................................   $622,533,283
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF
    Paid in capital ...........................................   $400,201,547
    Net unrealized appreciation on investments ................    216,634,056
    Accumulated undistributed net realized gain on investments       5,248,225
    Accumulated undistributed net investment income ...........        449,455
                                                                  ------------
              Total net assets ................................   $622,533,283
                                                                  ------------
                                                                  ------------

Class I:
Net assets ....................................................   $490,540,364
Shares outstanding ............................................     21,751,705
NET ASSET VALUE PER SHARE ($.01 par value,
125,000,000 shares authorized),
 offering price and redemption price ..........................         $22.55
                                                                        ------
                                                                        ------
Class N:
Net assets ....................................................   $131,992,919
Shares outstanding ............................................      5,915,056
NET ASSET VALUE PER SHARE ($.01 par value,
75,000,000 shares authorized),
 offering price and redemption price ..........................         $22.31
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended March 31, 2011 (unaudited)
-------------------------------------------------------------------------------
INCOME
    Dividend (net of foreign taxes of $9,672) .................    $ 3,054,201
    Interest ..................................................         42,606
                                                                   -----------
         Total income .........................................      3,096,807
                                                                   -----------
EXPENSES
    Management fee ............................................      1,453,641
    Transfer agent fees .......................................        112,491
    12b-1 fees - Class N ......................................        110,632
    Accounting and administrative fees ........................         68,319
    Servicing fees - Class N ..................................         44,253
    Registration fees .........................................         28,352
    Postage and mailing .......................................         28,319
    Printing ..................................................         18,777
    Audit and tax fees ........................................         14,725
    Custodian fees ............................................         14,102
    Insurance .................................................         12,623
    Directors' fees ...........................................         10,275
    Accounting system and pricing service fees ................          5,562
    Legal fees ................................................          3,990
    Other operating expenses ..................................          3,360
                                                                   -----------
         Total expenses .......................................      1,929,421
                                                                   -----------
         Net investment income ................................      1,167,386
                                                                   -----------
NET REALIZED GAIN ON INVESTMENTS ..............................      5,500,177
                                                                   -----------
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................     87,925,209
                                                                   -----------
    Net realized and unrealized gain on investments ...........     93,425,386
                                                                   -----------
    Net increase in net assets resulting from operations ......    $94,592,772
                                                                   -----------
                                                                   -----------
The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended March 31, 2011 (unaudited) and the year ended
September 30, 2010
-------------------------------------------------------------------------------
                                              Six Months
                                                Ended             Year Ended
                                              03/31/2011          09/30/2010
                                             -------------       -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
    Net investment income ..................  $  1,167,386        $  1,800,419
    Net realized gain on investments .......     5,500,177          16,041,627
    Change in net unrealized
     appreciation/depreciation
     on investments ........................    87,925,209          39,997,236
                                              ------------        ------------
         Net increase in net
          assets resulting from operations .    94,592,772          57,839,282
                                              ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income - Class I ...    (1,855,287)         (2,129,851)
    From net realized gain
     on investments - Class I ..............    (8,197,926)                 --
    From net investment income - Class N ...      (189,759)           (154,485)
    From net realized gain
     on investments - Class N ..............    (1,517,676)                 --
                                              ------------        ------------
         Total distributions ...............   (11,760,648)         (2,284,336)
                                              ------------        ------------
CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued - Class I
     (523,570 and 637,825
     shares, respectively) .................    11,200,682          11,559,590
    Reinvestment of distributions - Class I
     (446,453 and 111,674
     shares, respectively) .................     9,446,959           1,992,262
    Cost of shares redeemed - Class I
     (869,363 and 1,700,297
     shares, respectively) .................   (18,463,033)        (30,779,416)
    Proceeds from shares issued - Class N
     (3,902,403 and 1,288,634
     shares, respectively) .................    81,637,427          22,917,431
    Reinvestment of distributions - Class N
     (81,365 and 8,723
     shares, respectively) .................     1,705,398             154,399
    Cost of shares redeemed - Class N
     (377,646 and 880,709
     shares, respectively) .................    (7,992,795)        (15,874,311)
                                              ------------        ------------
         Change in net assets
          derived from capital share
          transactions .....................    77,534,638         (10,030,045)
                                              ------------        ------------
         Total increase in net assets ......   160,366,762          45,524,901
                                              ------------        ------------
NET ASSETS
    Beginning of period ....................   462,166,521         416,641,620
                                              ------------        ------------
    End of period (including accumulated
     undistributed net investment income of
     $449,455 and $1,327,115,
     respectively) .........................  $622,533,283        $462,166,521
                                              ------------        ------------
                                              ------------        ------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
March 31, 2011 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas II, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:
    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the Board of
         Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.  The
         Fund did not maintain any positions in derivative instruments or engage in hedging activities during the year.  Investment transactions for financial statement purposes are recorded on trade date.
         In accordance with Accounting Standards Codification ("ASC") 820-10,
         "Fair Value Measurements and Disclosures" ("ASC 820-10"), fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  ASC 820-10 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.  Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value such as a pricing model and/or the risk inherent in the inputs to the valuation technique.
         Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the
         circumstances.  The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
              Level 1 - quoted prices in active markets for identical
              investments
              Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields bids, offers, transactions, spreads and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.)
              Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
         The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
         The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund's investments carried at value:
                                                                   Investments
              Valuation Inputs                                    in Securities
              -----------------------------------------------------------------
              Level 1 -
                Common Stocks(1) ...............................   $596,223,383
              Level 2 -
                Commercial Paper ...............................     26,342,856
                Variable Rate Security .........................      1,525,300
              Level 3 -
                None ...........................................             --
                                                                   ------------
                                       Total ...................   $624,091,539
                                                                   ------------
                                                                   ------------
              (1) See Schedule of Investments for further detail by industry.
         There were no significant transfers between levels during the period ended March 31, 2011 and the Fund did not hold any Level 3 investments during the period.
    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.
    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Generally, discounts and premiums on long-term debt security purchases, if any, are amortized over the expected lives of the respective securities using the effective yield method.
    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
         Investment income, net capital gains (losses) and all expenses incurred by the Fund are allocated based on the relative net assets of each class, except for service fees and certain other fees and expenses related to one class of shares.
         Class N shares are subject to a 0.25% 12b-1 fee and a 0.10% servicing fee, as described in its prospectus.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares.
    (e)  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Distributions from net investment income are generally declared and paid annually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.
         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  Distributions are determined in accordance with income tax regulations, which may differ from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book to tax differences to reflect tax character.  At March 31, 2011, no reclassifications were recorded.
         The tax character of distributions paid during the six months ended
         March 31, 2011 and the year ended September 30, 2010 was as follows:
                                            03/31/2011        09/30/2010
                                            ----------        ----------
              Distributions paid from:
              Ordinary income ............ $ 2,045,046        $2,284,336
              Long-term capital gain .....   9,715,602                --
                                           -----------        ----------
              Total distributions paid ... $11,760,648        $2,284,336
                                           ------------       ----------
                                           ------------       ----------
         As of March 31, 2011, investment cost for federal tax purposes was
         $407,708,317 and the tax basis components of net assets were as follows:
              Unrealized appreciation ....................... $220,722,166
              Unrealized depreciation .......................   (4,338,944)
                                                              ------------
              Net unrealized appreciation ................... $216,383,222
                                                              ------------
                                                              ------------
         The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses from wash sales.
         As of the fiscal year ended September 30, 2010, the Fund realized no post-October losses for tax purposes.
         As of March 31, 2011, the Fund had a tax deferral of wash loss sales of approximately $251,000.
         As of fiscal year ended September 30, 2010, the Fund had no capital loss carryforward.
         On December 22, 2010, the Regulated Investment Company Modernization
         Act of 2010 (the "RIC Act") was enacted.  The RIC Act modernizes several of the federal income and excise tax provisions related to regulated investment companies ("RICs").  Under the RIC Act, new capital losses may be carried forward indefinitely, with the character of the original loss retained.  The RIC Act also contains simplification provisions, which are aimed at preventing disqualification of a RIC for inadvertent failures to comply with asset diversification and/or qualifying income tests.  The RIC Act exempts RICs from the preferential dividend rule and repealed the 60-day designation requirement for certain types of pay-through income and gains.  In addition, the RIC Act contains provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31.
         Except for the simplification provisions related to RIC qualification, the RIC Act is effective for taxable years beginning after December
         22, 2010.  Management is currently evaluating the implications of the
         RIC Act and the impact of the Funds' financial statements, if any, is currently being assessed.
         The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of March 31, 2011.  Also, the Fund recognized no interest and penalties related to uncertain tax benefits in fiscal 2011.  At March 31, 2011, the fiscal years 2007 through 2011 remain open to examination in the Fund's major tax jurisdictions.
    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.
    (g)  In connection with the preparation of the Fund's financial statements, management evaluated subsequent events after the date of the Statement of Assets and Liabilities of March 31, 2011.  There have been no significant subsequent events since March 31, 2011 that would require adjustment to or additional disclosure in these financial statements.
(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million, .60% of the average net asset value over $50 million up to and including $100 million and .50% of the average net asset value in excess of $100 million. Also, the Adviser may be paid for accounting and administrative services rendered by its personnel, subject to the following guidelines: (i) up to five basis points, on an annual basis, of the average net asset value of the Fund up to and including $2 billion and up to three basis points, on an annual basis, of the average net asset value of the Fund greater than $2 billion, based on the average net asset value of the Fund as determined by valuations made at the close of each business day of each month, and
         (ii) where the preceding calculation results in an annual payment of less than $50,000, the Adviser, in its discretion, may charge the Fund up to $50,000 for such services.
    (b)  Legal Counsel --
         A director of the Adviser is affiliated with a law firm that provides services to the Fund.  The Fund incurred expenses of $1,740 for the period ended March 31, 2011 for legal services rendered by this law firm.
(3) Investment Transactions --
    For the period ended March 31, 2011, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $92,637,290 and $34,480,016, respectively.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------
                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio (2)    Investment (3)
                        -----------  --------------  -------------  --------------  --------------
Class I
October 17, 1983 (1) ...  $10.00        $  --          $   --             --            $10,000
September 30, 1984 .....   11.66           --              --            12.6 times      11,660
September 30, 1985 .....   14.39         0.0930          0.1860          11.7            14,742
September 30, 1986 .....   16.90         0.1630          0.0610          15.0            17,581
September 30, 1987 .....   21.01         0.4200          0.5130          20.9            23,108
September 30, 1988 .....   18.58         0.3380          1.3030          15.0            22,766
September 30, 1989 .....   21.76         0.3350          0.0800          17.1            27,291
September 30, 1990 .....   17.39         0.3124          0.6686          14.8            22,888
September 30, 1991 .....   23.87         0.3422          0.1434          17.8            32,250
September 30, 1992 .....   24.53         0.2447          0.4042          17.3            34,052
September 30, 1993 .....   26.94         0.2350          0.8000          18.1            38,885
September 30, 1994 .....   26.71         0.2000          1.4700          18.5            41,020
September 30, 1995 .....   30.07         0.2056          1.8944          20.8            50,205
September 30, 1996 .....   33.34         0.1750          2.4979          28.9            60,922
September 30, 1997 .....   40.65         0.0779          3.1621          31.4            82,206
September 30, 1998 .....   34.78         0.0810          5.2282          28.6            80,845
September 30, 1999 .....   31.83         0.1337          4.0049          29.0            82,864
September 30, 2000 .....   36.58         0.0100          0.4701          35.1            96,527
September 30, 2001 .....   17.54           --           13.1200          23.4            76,361
September 30, 2002 .....   15.34           --            0.5766          22.2            68,730
September 30, 2003 .....   18.97           --              --            22.9            84,994
September 30, 2004 .....   21.88           --            0.0015          22.9            98,040
September 30, 2005 .....   23.50           --            0.9146          23.3           109,547
September 30, 2006 .....   23.11         0.0083          2.1472          22.4           118,142
September 30, 2007 .....   25.18         0.0643          1.0460          23.4           134,908
September 30, 2008 .....   19.15         0.0978          2.5678          17.5           115,141
September 30, 2009 .....   17.02         0.1072          1.1206          19.2           111,845
September 30, 2010 .....   19.31         0.0957            --            20.7           127,575
March 31, 2011 .........   22.55         0.0867(a)       0.3831(a)       21.5           152,288
Class N
February 28, 2005 (1) ..  $22.59        $  --           $  --            23.1 times     $10,000
September 30, 2005 .....   23.45           --              --            23.3            10,381
September 30, 2006 .....   23.00           --            2.1340          22.4            11,158
September 30, 2007 .....   25.03           --            1.0460          23.4            12,694
September 30, 2008 .....   19.04         0.0067          2.5678          17.5            10,800
September 30, 2009 .....   16.87         0.0969          1.1206          19.2            10,457
September 30, 2010 .....   19.11         0.0666            --            20.7            11 890
March 31, 2011 .........   22.31         0.0479(a)       0.3831(a)       21.5            14,173
(1) Date of Initial Public Offering.
(2) Based on latest 12 months accomplished earnings.
(3) Assuming reinvestment of all distributions.

(a) Paid on December 27, 2010 to shareholders of record on December 23, 2010.
Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In October 2010, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through October 2011.  In connection with the renewal of the Investment
Advisory Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board.  For the annual period ended September 30, 2010, the management fee was 0.54% and the Fund's Class I and Class N total expense ratios (including the management fee) were 0.68% and 1.00%, respectively.  In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the Fund's peer group:
(i) the Fund's historical performance; (ii) the Fund's performance relative to its benchmark; (iii) the expense ratios for peer group funds in the mid-cap growth category and the Fund's risk/return profile as measured by the standard deviation and the Sharpe Ratio; and (iv) the range and quality of the services offered by the Adviser.  The peer group fund data included mid-cap growth focused funds with similar asset sizes, number of holdings and market capitalizations.  In terms of the peer group data used for performance comparisons, the Fund's Class I was ranked 16th, 6th, 14th and 8th out of 19 funds for the one-, three-, five- and ten-year periods ending September 30,
2010.  The Fund's Class I had the third lowest expense ratio among its peer group.
The Board considered the range of services to be provided by the Adviser to the
Fund under the Advisory Agreement.  The Board concluded that the nature, extent and quality of the services to be provided were consistent with the terms of the Advisory Agreement and the needs of the Fund, and that the services provided were of a high quality.
The Board considered the investment performance of the Fund and the Adviser.
Among other things, the Board noted its consideration of the Fund's performance relative to peer funds and its benchmarks.  The Board reviewed the actual and relative short-term and long-term performance of the Fund.  The Board agreed that the Fund demonstrated satisfactory performance with respect to its benchmarks and peers.  The Board also discussed the extent to which economies of scale would be realized, and whether such economies were reflected in the
Fund's fee levels and concluded that the Adviser had been instrumental in holding down Fund costs, citing consistently low fees in an environment where fund fees have been flat or on an upward trend.
The Board considered the cost of services provided and the profits to be realized by the Adviser from the relationship with the Fund.  The Board concluded that given the Board's focus on performance and maintaining a low fee structure that the Adviser's profits were not relevant.
The Board compared fees and services provided by the Adviser and concluded that the Adviser maintained a low fee structure and provided services of high quality.
The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund.  The Board expressed satisfaction with the Fund's absolute performance and management's strategies to improve relative performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided by the Adviser.
Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Privacy Policy
(unaudited)
-------------------------------------------------------------------------------
      Nicholas II, Inc. respects each shareholder's right to privacy.  We are committed to safeguarding the information that you provide us to maintain and execute transactions on your behalf.
      We collect the following non-public personal information about you:
      * Information we receive from you on applications or other forms, whether we receive the form in writing or electronically.  This includes, but is not limited to, your name, address, phone number, tax identification number, date of birth, beneficiary information and investment selection.
      * Information about your transactions with us and account history with
us.  This includes, but is not limited to, your account number, balances and cost basis information.  This also includes transaction requests made through our transfer agent.
      * Other general information that we may obtain about you such as demographic information.
              WE DO NOT SELL ANY NON-PUBLIC PERSONAL INFORMATION
                     ABOUT CURRENT OR FORMER SHAREHOLDERS.

                  INFORMATION SHARED WITH OUR TRANSFER AGENT,
                   A THIRD PARTY COMPANY, ALSO IS NOT SOLD.
      We may share, only as permitted by law, non-public personal information about you with third party companies. Listed below are some examples of third parties to whom we may disclose non-public personal information.  While these examples do not cover every circumstance permitted by law, we hope they help you understand how your information may be shared.
      We may share non-public personal information about you:
      * With companies who work for us to service your accounts or to process transactions that you may request.  This would include, but is not limited to, our transfer agent to process your transactions, mailing houses to send you required reports and correspondence regarding the Fund and its Adviser, the
Nicholas Company, Inc., and our dividend disbursing agent to process fund dividend checks.
      * With a party representing you, with your consent, such as your broker or lawyer.
      * When required by law, such as in response to a subpoena or other legal process.
      The Fund and its Adviser maintain policies and procedures to safeguard your non-public personal information.  Access is restricted to employees who the Adviser determines need the information in order to perform their job duties.  To guard your non-public personal information we maintain physical, electronic, and procedural safeguards that comply with federal standards.
      In the event that you hold shares of the Fund with a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with non-affiliated third parties.

AUTOMATIC INVESTMENT PLAN - AN UPDATE
(unaudited)
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The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.
Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.
The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.
                                                          Nicholas II - Class I
                                                          --------------------
      $1,000 initial investment on .......................  10/17/83* 03/31/01
      Number of years investing $100 each month following
       the date of initial investment ....................      27.5        10
      Total cash invested ................................   $34,000   $13,000
      Total dividend and capital gain distributions
       reinvested ........................................  $105,700    $4,163
      Total full shares owned at 03/31/11 ................     6,443       877
      Total market value at 03/31/11 .....................  $145,304   $19,788
The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.
* Date of Initial Public Offering.
                            Directors and Officers

                   DAVID O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                         TIMOTHY P. REILAND, Director

                          JAY H. ROBERTSON, Director

                 ALBERT O. NICHOLAS, Executive Vice President

                  DAVID L. JOHNSON, Executive Vice President

              JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                    LYNN S. NICHOLAS, Senior Vice President

                  LAWRENCE J. PAVELEC, Senior Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                             www.nicholasfunds.com
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                  Distributor
                           QUASAR DISTRIBUTORS, LLC
                             Milwaukee, Wisconsin

                                   Custodian
                                U.S. BANK N.A.
                             Milwaukee, Wisconsin

                 Independent Registered Public Accounting Firm
                             DELOITTE & TOUCHE LLP
                             Milwaukee, Wisconsin

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas II, Inc.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ David O. Nicholas

Name: David O. Nicholas

Title: Principal Executive Officer

Date: May 27, 2011

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: May 27, 2011